UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   INVESTMENT COMPANY ACT FILE NUMBER 811-6400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)
                                    --------


                               101 Federal Street
                           Boston, Massachusetts 02110
               (Address of principal executive offices) (Zip code)

                                  James F. Volk
                               c/o SEI Corporation
                            One Freedom Valley Drive
                            Oaks, Pennsylvania 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-932-7781

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2006

                   DATE OF REPORTING PERIOD: JANUARY 31, 2006

ITEM 1.   SCHEDULE OF INVESTMENTS

SCHEDULE OF INVESTMENTS (UNAUDITED)                       AIG MONEY MARKET FUND
JANUARY 31, 2006


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    Face
   Amount                                      Value
    (000)                                      (000)
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CERTIFICATES OF DEPOSIT (34.0%)
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BANKS (34.0%)
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             Calyon
$   60,000       4.295%, 02/16/06         $      60,000
             Citibank Global Markets Holdings
    60,000       4.430%, 03/13/06                60,001
             Deutsche Bank
    60,000       4.345%, 02/06/06                60,000
             Dexia Credit Local
    60,000       4.330%, 02/06/06                60,000
             HBOS Treasury Services
    49,500       4.235%, 02/07/06                49,500
             HSBC Bank USA
    60,000       4.260%, 02/10/06                60,000
             Royal Bank of Scotland PLC
    27,600       3.780%, 03/06/06                27,591
             Unicredito Italiano
    49,500       4.255%, 02/08/06                49,500
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                                                426,592
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             TOTAL CERTIFICATES OF DEPOSIT
               (Cost $426,592)                  426,592
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COMMERCIAL PAPER (6.8%)
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FINANCIAL SERVICES (3.2%)
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             UBS Finance
    40,000       4.470%, 02/01/06               40,000
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                                                40,000
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SECURITIES BROKERAGE/DEALERS (3.6%)
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             Goldman Sachs Group
    45,000       4.530%, 02/03/06               44,989
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                                                44,989
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             TOTAL COMMERCIAL PAPER
               (Cost $84,989)                   84,989
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TIME DEPOSIT (3.1%)
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             Svenska Handelsbanken
    38,665       4.460%, 02/01/06               38,665
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             TOTAL TIME DEPOSITS
                (Cost $38,665)                  38,665
-------------------------------------------------------


-------------------------------------------------------
   Face
  Amount                                       Value
   (000)                                       (000)
-------------------------------------------------------
REPURCHASE AGREEMENTS (55.8%)
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$ 200,000    ABN Amro Bank
               4.400%, dated 01/31/06,
               to be repurchased on
               02/01/06, repurchase price
               $200,024,444
               (collateralized by a U.S.
               Government obligation, par
               value $203,826,000, 5.250%,
               10/19/15; with total market
               value $204,000,271)           $200,000
  200,000    Barclays Bank PLC
               4.440%, dated 01/31/06,
               to be repurchased on
               02/01/06, repurchase price
               $200,024,667
               (collateralized by U.S.
               Government obligations,
               ranging in par value
               $100,000,000-$109,065,000,
               3.750%-4.950%,
               12/04/06-01/16/07; with
               total market value
               $204,002,243)                  200,000
  150,000    Deutsche Bank
               4.420%, dated 01/31/06,
               to be repurchased on
               02/01/06, repurchase price
               $150,018,417
               (collateralized by U.S.
               Government obligations,
               ranging in par value
               $49,045,000-$100,000,000,
               4.650%-8.000%,
               08/22/08-12/27/10; with
               total market value
               $153,001,286)                 150,000
  150,000    Morgan Stanley
               4.430%, dated 01/31/06,
               to be repurchased on
               02/01/06, repurchase price
               $150,018,458
               (collateralized by U.S.
               Government obligations,
               ranging in par value
               $57,325,000-$95,180,000,
               4.250%, 09/15/07-08/15/10;
               with total market value
               $153,004,435)                  150,000
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             TOTAL REPURCHASE AGREEMENTS
             (Cost $700,000)                  700,000
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             TOTAL INVESTMENTS (99.7%)
             (Cost $1,250,246) +          $1,250,246
=======================================================
PERCENTAGES ARE BASED ON NET ASSETS OF $1,253,623 (000).
+ FOR FEDERAL TAX PURPOSES, THE FUND'S AGGREGATE TAX COST
  IS EQUAL TO BOOK COST.
PLC -- PUBLIC LIMITED COMPANY
FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING
VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING
POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT
SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.


                                      AIG-QH-001-0400

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 3.   EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


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

                                   SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                     The Advisors' Inner Circle Fund


By (Signature and Title)*                        /s/ James F. Volk
                                                 --------------------------
                                                 James F. Volk
                                                 President


Date: March 21, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                        /s/ James F. Volk
                                                 --------------------------
                                                 James F. Volk
                                                 President


Date: March 21, 2006

By (Signature and Title)*                        /s/ Michael Lawson
                                                 --------------------------
                                                 Michael Lawson
                                                 Controller & CFO


Date: March 21, 2006

* Print the name and title of each signing officer under his or her signature.